Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Wholesale - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134,062	$ 156,421
ECL coverage	2.10%	1.00%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,731	$ 27,204
ECL coverage	1.40%	1.50%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,615	$ 72,430
ECL coverage	2.90%	0.80%
– stage 1 | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102,450	$ 127,801
Collateral value	$ 2,800	$ 2,942
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,173	$ 22,780
Collateral value	$ 1,113	$ 874
ECL coverage	0.20%	0.30%
– stage 1 | Non-credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49,016	$ 57,529
Collateral value	$ 584	$ 447
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44,052	$ 50,603
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,960	$ 7,623
ECL coverage	0.30%	0.40%
– stage 1 | Non-credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,286	$ 23,864
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53,475	$ 71,769
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,293	$ 13,139
ECL coverage	0.10%	0.20%
– stage 1 | Non-credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27,926	$ 32,951
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,923	$ 5,429
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,920	$ 2,018
ECL coverage	0.20%	0.10%
– stage 1 | Non-credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 804	$ 714
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,486	$ 35,984
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,900	$ 4,142
ECL coverage	0.20%	0.20%
– stage 1 | Non-credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,185	$ 22,645
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,530	$ 26,390
ECL coverage	0.10%	0.10%
– stage 1 | Non-credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,361	$ 6,460
ECL coverage	0.10%	0.20%
– stage 1 | Non-credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,365	$ 8,082
ECL coverage	0.10%	0.00%
– stage 1 | Non-credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,941	$ 5,284
ECL coverage	0.10%	0.20%
– stage 1 | Non-credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 556	$ 1,859
ECL coverage	0.20%	0.20%
– stage 1 | Non-credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 995	$ 1,181
ECL coverage	0.00%	0.00%
– stage 1 | Non-credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,518	$ 4,111
ECL coverage	0.20%	0.10%
– stage 1 | Non-credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 476	$ 678
ECL coverage	0.20%	0.00%
– stage 1 | Non-credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 381	$ 1,043
ECL coverage	0.00%	0.10%
Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,851	$ 26,253
Collateral value	$ 997	$ 930
ECL coverage	3.10%	2.70%
Lifetime expected credit losses | Non-credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,715	$ 3,467
Collateral value	$ 144	$ 223
ECL coverage	1.30%	1.30%
Lifetime expected credit losses | Non-credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,520	$ 14,315
Collateral value	$ 249	$ 70
ECL coverage	4.70%	3.40%
Lifetime expected credit losses | Non-credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,804	$ 11,729
ECL coverage	5.70%	4.30%
Lifetime expected credit losses | Non-credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,511	$ 1,970
ECL coverage	1.50%	0.90%
Lifetime expected credit losses | Non-credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,673	$ 7,758
ECL coverage	10.50%	5.90%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,423	$ 12,741
ECL coverage	1.60%	1.10%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,025	$ 1,131
ECL coverage	0.90%	2.30%
Lifetime expected credit losses | Non-credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,457	$ 6,385
ECL coverage	1.10%	0.40%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,624	$ 1,783
ECL coverage	1.60%	2.70%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 179	$ 366
ECL coverage	1.10%	0.30%
Lifetime expected credit losses | Non-credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 390	$ 172
ECL coverage	2.80%	2.90%
Lifetime expected credit losses | Non-credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,945	$ 5,759
ECL coverage	1.60%	1.00%
Lifetime expected credit losses | Non-credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 664	$ 605
ECL coverage	0.90%	3.10%
Lifetime expected credit losses | Non-credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,539	$ 3,633
ECL coverage	1.40%	0.30%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,821	$ 4,804
ECL coverage	1.10%	1.10%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,197	$ 471
ECL coverage	0.90%	1.30%
Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,536	$ 2,389
ECL coverage	1.00%	0.50%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 908	$ 757
ECL coverage	2.10%	1.50%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 140	$ 43
ECL coverage	1.40%	0.00%
Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134	$ 269
ECL coverage	0.10%	0.40%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,749	$ 1,421
ECL coverage	3.60%	1.50%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 12
ECL coverage	0.40%	0.00%
Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 248	$ 94
ECL coverage	0.20%	0.00%
Lifetime expected credit losses | Credit impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,742	$ 2,269
Collateral value	$ 293	$ 149
ECL coverage	39.10%	32.00%
Lifetime expected credit losses | Credit impaired | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 843	$ 957
Collateral value	$ 72	$ 97
ECL coverage	29.50%	30.20%
Lifetime expected credit losses | Credit impaired | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,060	$ 488
Collateral value	$ 39	$ 0
ECL coverage	42.50%	21.10%
Lifetime expected credit losses | Credit impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,612	$ 828
ECL coverage	53.70%	40.90%
Lifetime expected credit losses | Credit impaired | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 295	$ 407
ECL coverage	35.30%	42.00%
Lifetime expected credit losses | Credit impaired | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,123	$ 198
ECL coverage	56.90%	35.90%
Lifetime expected credit losses | Credit impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,617	$ 1,176
ECL coverage	10.80%	22.00%
Lifetime expected credit losses | Credit impaired | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 372	$ 346
ECL coverage	6.50%	5.20%
Lifetime expected credit losses | Credit impaired | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 864	$ 290
ECL coverage	5.20%	11.00%
Lifetime expected credit losses | Credit impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 513	$ 265
ECL coverage	54.20%	47.90%
Lifetime expected credit losses | Credit impaired | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 176	$ 204
ECL coverage	68.80%	49.00%
Lifetime expected credit losses | Credit impaired | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73	$ 0
ECL coverage	61.60%	0.00%
Lifetime expected credit losses | Credit impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 544	$ 645
ECL coverage	16.50%	19.80%
Lifetime expected credit losses | Credit impaired | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 36
ECL coverage	3.80%	2.80%
Lifetime expected credit losses | Credit impaired | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 318	$ 284
ECL coverage	2.20%	10.90%
Lifetime expected credit losses | Credit impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 594	$ 286
ECL coverage	4.40%	9.10%
Lifetime expected credit losses | Credit impaired | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 291	$ 250
ECL coverage	2.10%	5.20%
Lifetime expected credit losses | Credit impaired | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 205	$ 0
ECL coverage	3.40%	0.00%
Lifetime expected credit losses | Credit impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 315	$ 62
ECL coverage	4.10%	14.50%
Lifetime expected credit losses | Credit impaired | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 11
ECL coverage	18.20%	0.00%
Lifetime expected credit losses | Credit impaired | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 264	$ 2
ECL coverage	1.90%	0.00%
Lifetime expected credit losses | Credit impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 164	$ 183
ECL coverage	28.70%	52.50%
Lifetime expected credit losses | Credit impaired | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 49
ECL coverage	76.50%	8.20%
Lifetime expected credit losses | Credit impaired | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77	$ 4
ECL coverage	32.50%	25.00%
Lifetime expected credit losses | – POCI
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19	$ 98
Collateral value	$ 8	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19	$ 98
Collateral value	$ 8	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Not collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Not collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 98
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 98
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 98
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – less than 50% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – less than 50% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 98
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 51% to 75% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 51% to 75% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 76% to 90% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 76% to 90% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 91% to 100% | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | – POCI | – 91% to 100% | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%